Group - Income Statement - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Profit or loss [abstract]
Revenue from product sales		$ 979	$ 905	$ 4,427
Cost of sales		(677)	(636)	(2,699)
(Loss) gain on non-hedge derivatives and other commodity contracts		0	(13)	(19)
Gross profit		302	256	1,709
Corporate administration, marketing and other expenses		(16)	(16)	(68)
Exploration and evaluation costs		(31)	(27)	(124)
Impairment, derecognition of assets and profit (loss) on disposal		0	(1)	(1)
Other (expenses) income		(2)	(20)	(57)
Operating profit (loss)		253	192	1,459
Interest income		14	5	27
Dividends received		0	0	2
Foreign exchange and other (losses) gains		(15)	19	0
Finance costs and unwinding of obligations		(30)	(43)	(177)
Share of associates and joint ventures' profit (loss)		57	58	278
Profit (loss) before taxation		279	231	1,589
Taxation		(70)	(95)	(625)
Profit (loss) for the period from continuing operations		209	136	964
Discontinued operations
Profit (loss) from discontinued operations		0	35	7
Profit (loss) for the period		209	171	971
Equity shareholders
- Continuing operations		203	134	946
- Discontinued operations		0	35	7
Non-controlling interests
- Continuing operations		$ 6	$ 2	$ 18
Basic profit (loss) per ordinary share
Earnings per ordinary share from continuing operations (USD per share)	[1]	$ 0.48	$ 0.32	$ 2.25
Earnings (loss) per ordinary share from discontinued operations (USD per share)	[1]	0	0.08	0.02
Basic profit (loss) per ordinary share (USD per share)	[1]	0.48	0.40	2.27
Diluted profit (loss) per ordinary share
Earnings per ordinary share from continuing operations (USD per share)	[2]	0.48	0.32	2.25
Earnings (loss) per ordinary share from discontinued operations (USD per share)	[2]	0	0.08	0.02
Diluted profit (loss) per ordinary share (USD per share)	[2]	$ 0.48	$ 0.40	$ 2.27

[1]	Calculated on the basic weighted average number of ordinary shares.
[2]	Calculated on the diluted weighted average number of ordinary shares.